Intangible Assets (Details) - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2023	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	May 31, 2022	Apr. 30, 2019
Intangible Assets (Details) [Line Items]
Amortization expense	$ 0	$ 55,077			$ 0	$ 167,848	$ 167,848	$ 228,159
Revenue decline percentage			35.00%	65.00%
Impairment loss		$ 716,000				$ 716,000	716,000	319,958
Estimated fair value							$ 0	$ 0
Goodwill									$ 319,958
NCFM [Member]
Intangible Assets (Details) [Line Items]
Impairment loss					$ 716,000
NCFM [Member]
Intangible Assets (Details) [Line Items]
Acquisition of intangible assets										$ 1,101,538
NCFM website [Member]
Intangible Assets (Details) [Line Items]
Acquisition of intangible assets										$ 41,000